EMPLOYEE DEFINED CONTRIBUTION PLAN - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefit expense	¥ 393,812	¥ 216,551	¥ 67,462